SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2017 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as noted below.

On February 26, 2018, Christopher Westdal resigned as director of the Company. There has been no disagreement with Mr. Westdal, and his resignation was in amicable circumstances. On February 26, 2018, Manuel Henrique Costa Andrade was elected to the Board of Directors of the Company.

On March 2, 2018, the Company licensed three additional mineral rights for gold from the Brazilian mining department.

On May 12, 2018, the Company began a drilling campaign of its Paracatu Project (mineral right 831.883/2016). Multiple drill holes have produced visual gold intersects and gold was also confirmed in pan concentrates. This planned campaign entails drilling a total of six holes spaced 100 meters, with samples being collected at each one-meter intervals, to be processed for geochemical analysis at a premier analytical laboratory. Rodrigo B. Mello, a highly experienced geologist, who has been a Qualified Person in projects and technical reports for Goldcorp Inc. and other large companies, is overseeing this study.